Principal Accounting Policies - Schedule of Disaggregated Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Corporate learning solutions	¥ 325,579	$ 44,604	¥ 411,822	¥ 424,275
Others	5,611	769	12,194	6,361
Total revenues	331,190	$ 45,373	424,016	430,636
Subscription-based [Member]
Disaggregation of Revenue [Line Items]
Corporate learning solutions	301,796		347,829	368,176
Non-subscription-based [Member]
Disaggregation of Revenue [Line Items]
Corporate learning solutions	¥ 23,783		¥ 63,993	¥ 56,099